Commitment and Contingencies - Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans and Equity Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Total net unfunded revolving loan commitments	$ 5,572,000	$ 4,008,000
Revolving Loan Commitments
Other Commitments [Line Items]
Total loan commitments	643,525,000	59,388,000
Less: funded commitments and unavailable commitments	(112,499,000)	(3,020,000)
Total net unfunded revolving loan commitments	531,026,000	56,368,000
Delayed Draw Loan Commitments
Other Commitments [Line Items]
Total loan commitments	1,025,608,000	278,442,000
Less: funded commitments and unavailable commitments	(603,000)
Total net unfunded delayed draw term loan commitments	1,025,005,000	278,442,000
Revolving and Delayed Draw Loan Commitments
Other Commitments [Line Items]
Total loan commitments	1,669,133,300	337,829,000
Less: funded commitments and unavailable commitments	(112,499,300)	(3,019,500)
Total net unfunded revolving loan commitments	1,556,634,000	334,809,500
Total net unfunded revolving and delayed draw term loan commitments	$ 1,556,030,500	$ 334,809,500